MASSMUTUAL FUNDS
MM Equity Asset Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Equity Asset Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-24-04

MASSMUTUAL FUNDS
MassMutual Mid Cap Value Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Mid Cap Value Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-11
MCV-24-01

MASSMUTUAL FUNDS
MassMutual Small Cap Value Equity Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Small Cap Value Equity Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-12
SCVE-24-03

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-02
RS InRet-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-03
RS 2020-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-04
RS 2025-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-05
RS 2030-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-06
RS 2035-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-07
RS 2040-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-08
RS 2045-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-09
RS 2050-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-10
RS 2055-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-11
RS 2060-24-02

MASSMUTUAL FUNDS
MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Supplement dated September 17, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after October 1, 2024, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of September 30, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after October 1, 2024, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-24-12
RS 2065-24-02